Loss per Share (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loss Per Share [Abstract]
From continuing operations	$ (0.8)	$ (1.2)
From continuing operations	$ (1,490,249)	$ (1,581,899)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	175,496,660	136,365,586